UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21444
                                                      ---------

                         MURPHYMORRIS INVESTMENT TRUST
                         -----------------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia 30622
          ------------------------------------------------------------
              (Address of principal executive offices)      (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                    Date of reporting period: August 31, 2004
                                              ---------------

Item 1.  SCHEDULE OF INVESTMENTS


                                                        MurphyMorris ETF Fund

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Shares                   Value
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 99.88%

          Evergreen Institutional Money Market Fund Class I .........................            13,334,718              13,334,718
          Merrimac Cash Series Fund .................................................            12,114,848              12,114,848
                                                                                                                        -----------

          Total Investment Companies (Cost $25,449,566) .............................                                    25,449,566
                                                                                                                        -----------


Total Value of Investments (Cost $25,449,566 (a)) ...................................                 99.88 %           $25,449,566
Other Assets Less Liabilities .......................................................                  0.12 %                31,073
                                                                                                    -------             -----------
      Net Assets ....................................................................                100.00 %           $25,480,639
                                                                                                    =======             ===========





      (a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation /
         (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


          Aggregate gross unrealized appreciation..........................................................             $         0
          Aggregate gross unrealized depreciation..........................................................                       0
                                                                                                                        -----------

                      Net unrealized depreciation..........................................................             $         0
                                                                                                                        ===========










Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



MURPHYMORRIS INVESTMENT TRUST


By: (Signature and Title)     /s/ Gregory L. Morris
                              ________________________________
                              Gregory L. Morris
                              Trustee, President, Treasurer, Principal
                              Executive Officer, and Principal Financial Officer
Date: October 22, 2004








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  (Signature and Title)    /s/ Gregory L. Morris
                              ________________________________
                              Gregory L. Morris
                              Trustee, President, Treasurer, Principal
                              Executive Officer, and Principal Financial Officer
                              MurphyMorris Investment Trust

Date: October 22, 2004